Convertible Notes Payable and Oayable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Convertible And Non-convertible	$ 4,389,931	$ 3,589,931	$ 953,001
Total Convertible And Non-convertible Addition	800,000	3,251,420
Total Convertible And Non-convertible Payment	0	614,490
Total Convertible And Non-convertible Accrued	44,556	28,673
Accrued Interest		28,673	24,196
Accrued Interest		9,507
12.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 257	$ 189
Due Date	02/28/2023	10/27/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	4/27/2021	4/27/2021
Unpaid Principal Balance	$ 15,000	$ 15,000	15,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 15,000
13.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 335	$ 243
Due Date	02/28/2023
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	5/5/2021	5/5/2021
Unpaid Principal Balance	$ 20,000	$ 20,000
Conversion Rate	$ 0.20	$ 0.20
Addition		$ 20,000
Due Date		11/5/2021
14.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 471	$ 335
Due Date	02/28/2023	11/25/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	5/25/2021	5/25/2021
Unpaid Principal Balance	$ 30,000	$ 30,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 30,000
15.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 545	$ 385
Due Date	02/28/2023	11/28/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	5/28/2021	5/28/2021
Unpaid Principal Balance	$ 35,000	$ 35,000
Conversion Rate	$ 0.20
Addition		$ 35,000
Convertable Rate		$ 0.20
16.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 4,486	$ 3,117
Due Date	02/28/2023	12/9/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	6/9/2021	6/9/2021
Unpaid Principal Balance	$ 300,000	$ 300,000
Conversion Rate	$ 0.20
Addition	$ 0	$ 300,000
Convertable Rate		$ 0.20
17.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,535	$ 1,047
Due Date	02/28/2023	12/21/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	6/21/2021	6/21/2021
Unpaid Principal Balance	$ 107,000	$ 107,000
Conversion Rate	$ 0.20
Addition		$ 107,000
Convertable Rate		$ 0.20
18.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 744	$ 498
Due Date	02/28/2023	1/2/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	7/2/2021	7/2/2021
Unpaid Principal Balance	$ 54,000	$ 54,000
Addition	$ 0	$ 54,000
Conversion Note	$ 0.20	$ 0.20
19.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 1,289	$ 742
Due Date	02/28/2023	3/1/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	9/1/2021	912021
Unpaid Principal Balance	$ 120,000	$ 120,000
Addition	$ 0	$ 120,000
Conversion Note	$ 0.20	$ 0.20
20.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 2,798	$ 1,429
Due Date	02/28/2023	3/28/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	9/28/2021	9/28/2021
Unpaid Principal Balance	$ 300,000	$ 300,000
Addition	$ 0	$ 300,000
Conversion Note	$ 0.20	$ 0.20
Total [Member]
Convertible And Other Notes Payable- Related Parties	$ 3,376,526	$ 3,376,526
Accrued Interest- Related Parties	39,540
Total [Member] | Ainos KY [Member]
Accrued Interest	23,192	25,224
Unpaid Principal Balance	3,000,000	3,000,000	670,991
Payment		363,490
Addition	0	3,069,025
Convertible And Other Notes Payable- Related Parties		3,000,000	3,000,000
Accrued Interest- Related Parties		9,507
21.21 [Member] | Ainos KY [Member]
Accrued Interest	$ 357	$ 129
Due Date	02/28/2023	5102022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	11/10/2021	11102021
Unpaid Principal Balance	$ 50,000	$ 50,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 50,000
22.21[Member] | Ainos KY [Member]
Accrued Interest	$ 2,851	$ 798
Due Date	02/28/2023	11/25/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	11/25/2021	11252021
Unpaid Principal Balance	$ 450,000	$ 450,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 450,000
23.21[Member] | Ainos KY [Member]
Accrued Interest	$ 1,840	$ 471
Due Date	02/28/2023	5/29/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	11/29/2021	11/29/2021
Unpaid Principal Balance	$ 300,000	$ 300,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 300,000
24.21[Member] | Ainos KY [Member]
Accrued Interest	$ 5,684	$ 124
Due Date	02/28/2023	6/29/2022
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	12/29/2021	12292021
Unpaid Principal Balance	$ 1,219,000	$ 1,219,000
Conversion Rate	$ 0.20	$ 0.20
Addition	$ 0	$ 1,219,000
9.21 [Member] | StephenChen
Accrued Interest		$ 312
Due Date		4/14/2021
Annual Interest Rate, From Effective		0.13%
Effective Date		1/1/2021
Annual Interest Rate, Following Maturity		10.00%
Addition		$ 145,395
Payment		150,000
Convertible And Other Notes Payable- Related Parties		129,405	134,010
Payment Related Party		150,000
Addition Related Party		145,395
Accrued Interest Related Party		312
Dr. Stephen T. Chen [Member]
Accrued Interest	16,348	15,717
Unpaid Principal Balance	376,526	376,526	670,991
Payment	0	363,490
Addition		69,025
Dr. Stephen T. Chen [Member] | 1.16 [Member]
Accrued Interest	$ 6,050	$ 5,839
Due Date	Payable on demand	Payable on demand
Annual Interest Rate, From Effective	0.75%	0.75%
Effective Date	1/30/2016	1/30/2016
Unpaid Principal Balance	$ 114,026	$ 114,026	114,026
Conversion Rate	$ 0.17	$ 0.17
Dr. Stephen T. Chen [Member] | 2.16 [Member]
Accrued Interest	$ 10,298	$ 9,878
Due Date	Payable on demand	Payable on demand
Annual Interest Rate, From Effective	0.65%	0.65%
Effective Date	3/18/2016	3/18/2016
Unpaid Principal Balance	$ 262,500	$ 262,500	262,500
Conversion Rate	$ 0.19	$ 0.19
Dr. Stephen T. Chen [Member] | 3.19 [Member]
Accrued Interest		$ 0
Due Date		9/1/2020
Annual Interest Rate, From Effective		1.85%
Effective Date		912019
Unpaid Principal Balance		$ 0	39,620
Conversion Rate		$ 0.25
Payment		$ (39,620)
Annual Interest Rate, Following Maturity		10.00%
Dr. Stephen T. Chen [Member] | 4.19 [Member]
Accrued Interest		$ 0
Due Date		12/31/2020
Annual Interest Rate, From Effective		1.61%
Effective Date		1212019
Unpaid Principal Balance		$ 0	14,879
Conversion Rate		$ 0.25
Payment		$ (14,879)
Annual Interest Rate, Following Maturity		10.00%
Dr. Stephen T. Chen [Member] | 6.20 [Member]
Accrued Interest		$ 0
Due Date		1/1/2021
Annual Interest Rate, From Effective		1.85%
Effective Date		112020
Unpaid Principal Balance		$ 0	216,600
Conversion Rate		$ 0.25
Payment		$ 216,600
Annual Interest Rate, Following Maturity		10.00%
Dr. Stephen T. Chen [Member] | 7.20 [Member]
Accrued Interest		$ 0
Due Date		1/2/2021
Annual Interest Rate, From Effective		1.60%
Effective Date		112020
Unpaid Principal Balance		$ 0	23,366
Conversion Rate		$ 0.25
Payment		$ 23,366
Annual Interest Rate, Following Maturity		10.00%
Dr. Stephen T. Chen [Member] | 10.21 [Member]
Accrued Interest		$ 0
Due Date		4/1/2021
Annual Interest Rate, From Effective		1.85%
Effective Date		112021
Unpaid Principal Balance			0
Payment		$ 59,025
Annual Interest Rate, Following Maturity		1.85%
Convertible Rate		$ 0.25
Addition		$ 59,025
Dr. Stephen T. Chen [Member] | 11.21 [Member]
Accrued Interest		$ 0
Due Date		5/1/2021
Annual Interest Rate, From Effective		1.85%
Effective Date		412021
Unpaid Principal Balance			0
Conversion Rate		$ 0.25
Payment		$ 10,000
Annual Interest Rate, Following Maturity		10.00%
Addition		$ 10,000
i2China Management Group LLC [Member] | 5.19 [Member]
Unpaid Principal Balance		$ 0	16,000
Due Date		9/1/2020
Payment		$ 16,000
Accrued Interest		$ 0
Annual Interest Rate Following		10.00%
Annual Interest Rate From,effective		1.85%
Convertable Rate		$ 0.25
Effective Date		9/1/2019
i2China Management Group LLC [Member] | 8a.20 [Member]
Accrued Interest		$ 0
Due Date		1/1/2021
Effective Date		1/1/2020
Unpaid Principal Balance		$ 0	48,000
Payment		$ 48,000
Annual Interest Rate, Following Maturity		10.00%
Annual Interest Rate From,effective		1.85%
Convertable Rate		$ 0.25
i2China Management Group LLC [Member] | 8b.20 [Member]
Accrued Interest	$ 3,527	$ 3,137
Due Date	1/1/2021	1/1/2021
Annual Interest Rate, From Effective	1.85%	1.85%
Effective Date	1/1/2020	1/1/2020
Unpaid Principal Balance		$ 84,000	84,000
Annual Interest Rate, Following Maturity	10.00%	10.00%
i2China Management Group LLC [Member] | 11.21 [Member]
Accrued Interest		$ 0
Due Date		4/1/2021
Annual Interest Rate, From Effective		1.85%
Effective Date		112020
Payment		$ 37,000
Annual Interest Rate, Following Maturity		10.00%
Addition		$ 37,000
Convertable Rate		$ 0.25
i2China Management Group LLC [Member] | Total [Member]
Accrued Interest	$ 3,527	$ 25,224
Unpaid Principal Balance	84,000	84,000	734,991
Payment		464,490
Addition Related Party		37,000
Addition		3,106,025
Convertible And Other Notes Payable- Related Parties		10	64,000
Payment- Related Parties		101,000
i2China Management Group LLC [Member] | 9.21 [Member]
Accrued Interest	$ 354
Due Date	4/14/2021
Annual Interest Rate, From Effective	0.13%
Effective Date	1/1/2021
Unpaid Principal Balance	$ 129,405	129,405
Payment	$ 0
Annual Interest Rate, Following Maturity	10.00%
i2 China | 8b.20 [Member]
Payment		0
Addition		0
Notes Payable- Non-related Party		84,000	84,000
Notes Payable- Non-related Accrued		3,137
Total Notes Payable		213,405	$ 218,010
Total Notes Payable Addition		145,395
Total Notes Payable Payment		150,000
Total Notes Payable Accruel		$ 3,449